Additional Paid-In Capital (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Additional Paid-In Capital

	Warrants	Stock options and RSUs	Compensation options	Other paid-in capital	Total additional paid-in capital

As of December 31, 2011	$10,288	$5,065	$588	$8,729	$24,670
Warrants issued	3,260	-	-	-	3,260
Warrants exercised	(601)	-	-	601	-
Warrants expired	(11)	-	-	11	-
Stock options exercised	-	(50)	-	50	-
Stock options expired	-	(1,585)	-	1,585	-
Stock options amortization	-	1,081	-	-	1,081
Compensation options exercised	-	-	(294)	294	-
Restricted stock units expensed	-	3,144	-	-	3,144
As of December 31, 2012	12,936	7,655	294	11,270	32,155
Stock options amortization	-	370	-	-	370
Restricted stock units expensed	-	372	-	-	372
Restricted stock units vested	-	(410)	-	-	(410)
Compensation options expired	-	-	(294)	294	-
As of December 31, 2013	$12,936	$7,987	$-	$11,564	$32,487

Summary Of Warrant Activity

	Warrants outstanding	Valuation	Weighted average exercise price per share	Weighted average remaining life (yrs.)	Intrinsic value

As of December 31, 2011	15,850,238	10,288	$3.91	3.7	$485
Exercised	(619,565)	(601)
Expired	(10,871)	(11)
Issued (Note 9)	4,757,941	3,260
As of December 31, 2012	19,977,743	12,936	$4.25	2.6	$-
As of December 31, 2013	19,977,743	$12,936	$4.63	1.6	$-

Schedule Of Compensation Options

	Compensation options outstanding	Valuation	Weighted average exercise price per share	Expiry date	Weighted average remaining life (yrs.)

As of December 31, 2011	450,000	$588	$3.30	April 2013	1.3
Exercised	(225,000)	(294)
As of December 31, 2012	225,000	294	3.30	April 2013	0.3
Expired	(225,000)	(294)
As of December 31, 2013	-	$-

Summary Of The Fair Value Of All Awards issued Under Stock Compensation Plans

	Year ended December 31,
	2013	2012	2011

Stock options	$370	$1,081	$1,496
Restricted stock units	372	3,144	524
	$742	$4,225	$2,020

Summary Of Option Activity

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding - December 31, 2011	3,195,000	$3.27	2.73	$1,039
Granted	600,000	2.97
Exercised	(32,500)	2.90
Expired	(660,000)	2.80
Outstanding - December 31, 2012	3,102,500	2.80	2.68	637
Granted	985,000	0.36
Cancelled/Forfieted	(450,000)	3.07
Expired	(755,000)	3.32
Outstanding - December 31, 2013	2,882,500	$1.79	3.07	$54

Exercisable - December 31, 2013	2,143,750	$2.29	2.40	$13

Summary Of The Status Of Unvested Stock Options

	Number of options	Weighted average grant-date fair value per option

Unvested - December 31, 2011	597,000	$1.60
Granted	600,000	1.47
Vested	(897,000)	1.56
Unvested - December 31, 2012	300,000	1.47
Granted	985,000	0.22
Vested	(546,250)	0.90
Unvested - December 31, 2013	738,750	$0.22

Summary Of Restricted Stock Units Activity

	Number of units	Weighted average grant-date fair value per RSU

Unvested - December 31, 2011	960,000	$3.84
Cancelled	(107,832)	3.07
Granted	1,142,339	3.20
Unvested - December 31, 2012	1,994,507	3.50
Cancelled	(1,133,592)	2.58
Vested	(116,875)	3.51
Granted	1,850,424	0.82
Unvested - December 31 , 2013	2,594,464	$2.00

Stock Options [Member]
Schedule of Share Based Payments Valuation Assumptions

		Years ended December 31,
	2013	2012			2011

Expected volatility	72.26%	81.69%	-	83.67%	83.40%	-	83.86%
Risk-free interest rate	1.70%	0.77%	-	0.88%	0.88%	-	1.60%
Expected life (years)	5	5			5
Dividend yield	N/A	N/A			N/A

Warrants [Member]
Schedule of Share Based Payments Valuation Assumptions

Expected volatility	63.70%	-	67.50%
Risk-free interest rate	0.24%	-	0.26%
Expected life (years)	2
Dividend yield	N/A